Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Debt

Note 4 – Debt

Promissory Notes Payable and Promissory Notes Payable - Related Party

In 2014 and 2016, the Company issued two promissory notes in the total principal amount of $70,000; a $40,000 Note issued Dec 19, 2014; and a $30,000 Note issued on March 29, 2016. Each note had a one-year maturity date; was governed by California law; bears interest at 10% per annum; and requires notice from the holder in order for the respective Note to be in default. The holder of each Note has failed to provide a notice of default under either Note. Further, enforceability of each Note is uncertain as California law has a 6-year statute of limitations (commences on the maturity date) to initiate a collection action on a note. At December 31, 2023, neither of the Notes was in default and the balance outstanding was $70,000.

During the year ended December 31, 2016, the Company issued two additional unsecured promissory notes and borrowed an aggregate amount of $80,000. $30,000 is represented by a note issued on Sept 23, 2016. This note had a one-year maturity date; was governed by California law; bears interest at 10% per annum; and requires notice from the holder in order to be in default. The holder of this Note has failed to provide a notice of default. Further, enforceability of this Note is uncertain as California law has a 6-year statute of limitations (commences on the maturity date) to initiate a collection action on a note. At December 31, 2023, this Note was not in default and the balance outstanding was $30,000. $50,000 is represented by a note issued on Nov 20, 2016. During the year ended December 31, 2022, total principal and accrued interest in the amount of $50,000 of principal and $27,972 of interest were converted into a $95,088 convertible note dated September 23, 2022. The replacement note was converted into shares of our common stock during the quarter ended December 31, 2022. As of December 31, 2023, the original $50,000 note was no longer issued and outstanding.

Accrued interest at December 31, 2023, on these notes totaled $134,414.

During the year ended December 31, 2024, the above-mentioned promissory notes were forgiven. The principal in the amount of $100,000 and accrued interest in the amount of $2,997 were exchanged by the new convertible note in the amount of $102,997. Accrued interest in the amount of $131,417 was forgiven by the noteholder.

During the year ended December 31, 2022, the Company entered into 5 promissory note agreements in the aggregate amount of $250,000, of which $175,000 with the related parties. The notes have a 1-year term, bear interest of 7% and 9% if paid in cash. During the year ended December 31, 2023, due dates of 4 promissory notes were extended for 7 – 9 months, of which 3 notes with related parties for $175,000. A total of 1,010,402 shares of common stock were issued to related party in connection with the agreement of the holder to extend the maturity date of a $100,000 note. The outstanding principal balance was $250,000 as of December 31, 2023. Accrued interest at December 31, 2023, these notes totaled $19,880.

During the year ended December 31, 2024:

●	On March 21, 2024, two (2) promissory note agreements with the related party in the aggregate amount of $75,000 and accrued interest in the amount of $2,710 were exchanged by a new convertible note.

●	On March 22, 2024, one (1) promissory note in the aggregate amount of $50,000 and accrued interest in the amount of $5,322 were forgiven by the noteholder. The noteholder was issued a new convertible note in exchange.

●	On March 22, 2024, one (1) promissory note agreement with the related party in the aggregate amount of $100,000 and accrued interest in the amount of $10,500 were forgiven by the noteholder. The noteholder was issued a new convertible note in exchange.

●	On March 28, 2024, one (1) promissory note agreement in the aggregate amount of $25,000 was amended with increase in principal to $35,471, increase of intertest rate from 9% to 10% and extended for 1 year. A total of 3,250 shares of common stock were issued as additional consideration for the note amendment. On October 23, 2024, the Company entered into a transaction that triggered certain most favored nations (MFN) provisions under the note. As such, the principal amount due under the note has increased resulting in a new principal amount of $46,113. Additionally, the Company issued 9,223 shares of common stock in compliance with the MFN terms. During the six months ended June 30, 2025, the note was extended to July 31, 2025, increasing principal to $50,724. A total of 738 shares of common stock were issued as additional consideration for the note extension. The outstanding principal balance was $50,724 as of June 30, 2025. Accrued interest as of June 30, 2025, was $5,137.

●	Between May 16 and August 28, 2024, five (5) short-term promissory notes in the aggregate amount of $564,182 were issued to the related party. The notes beared interest of 8%. On September 30, 2024, these notes were consolidated into a new note with increase in principal to $733,436, increase of interest rate from 8% to 10% and 6-months term. A total of 146,687 shares of common stock were issued to a related party in connection with the agreement. During the six months ended June 30, 2025, the note was extended to July 31, 2025, increasing principal to $806,780. A total of 11,735 shares of common stock were issued as additional consideration for the note extension. The outstanding principal balance was $806,780 as of June 30, 2025. Accrued interest as of June 30, 2025, was $67,374.

During the year ended December 31, 2023, the Company entered into short-term promissory note agreement in the amount of $125,000. The note has a discount of $25,000. A total of 8,500,000 shares of common stock were issued as additional consideration for the issuance of the note evidencing the loan. On December 29, 2023, the promissory note was bought by another holder not affiliated with the Company, then exchanged by a new note on January 1, 2024, with an increase of principal to $175,000 and interest rate of 10%. During the year ended December 31, 2024, the note was extended to July 12, 2024, increasing principal to $225,000. A total of 22,500 shares of common stock were issued as additional consideration for the note extension. During the year ended December 31, 2024, the note was partially repaid in the amount of $150,000. The remaining principal in the amount of $75,000 and accrued interest in the amount of $32,551 were exchanged into a new promissory note. The new short-term promissory note in the amount of $107,551 beared interest of 10%. The outstanding principal balance was $107,551 as of September 30, 2024. During the year ended December 31, 2024, the note was extended to March 31, 2025, increasing principal to $139,817. A total of 27,963 shares of common stock were issued as additional consideration for the note extension. During the six months ended June 30, 2025, the note was extended to July 31, 2025, increasing principal to $153,798. A total of 2,238 shares of common stock were issued as additional consideration for the note extension. The outstanding principal balance was $153,798 as of June 30, 2025. Accrued interest as of June 30, 2025, was $13,333.

During the year ended December 31, 2024, short-term promissory note in the amount of $99,098 was issued to the related party. The note bears interest of 10%. During the six months ended June 30, 2025, the note was extended to July 31, 2025, increasing principal to $109,008. A total of 1,586 shares of common stock were issued as additional consideration for the note extension. The outstanding principal balance was $109,008 as of June 30, 2025. Accrued interest as of June 30, 2025, was $5,560.

Convertible Notes Payable and Convertible Notes Payable – Related Party

In February 2023, the Company entered into a convertible promissory note agreement in the amount of $25,000 with a related party. The note had a 1-year term, beared interest of 9% and had a conversion price equal to the lesser of (1) the most recent issuance price; or, (2) closing price for the common stock on the maturity date. The outstanding principal balance was $25,000 as of December 31, 2023. Accrued interest as of December 31, 2023 was $1,881. During the year ended December 31, 2024, total principal in the amount of $25,000 and accrued interest in the amount of $2,574 were forgiven by the noteholder. The noteholder was issued new convertible note in exchange for the convertible note of $25,000 and a promissory note of $100,000. The new note in the amount of $138,074 had a 1-year term, beared interest of 7.5%. During the year ended December 31, 2024, conditions of the issued note were amended under the Most Favored Nation (MFN) provision (see below).

During the year ended December 31, 2023, the Company entered into Note Purchase Agreements with seven investors not affiliated with the Company (the “Purchasers”) pursuant to which the Purchasers purchased from the Company convertible notes (the “Convertible Notes”) with an aggregate principal amount of $2,000,000. A total of 67,239 shares of common stock were issued according to the note agreements or as additional consideration for the issuance of the notes. The outstanding principal and accrued interest balances at December 31, 2023, were $2,000,000 and $95,396, respectively.

The Convertible Notes provide for a maturity of 12-months; 7.5% interest per annum; and no right to prepay during the first 6-months after the date of issuance (the “Issuance Date”). The Convertible Notes are convertible into shares of common stock of the Company (the “Conversion Shares”) as follows:

(a) The Convertible Notes automatically convert into Conversion Shares upon the shares of the Company’s common stock being listed on a higher exchange due to the (i) pricing and funding of an S-1 registration statement; or, (ii) the closing of a transaction resulting in the uplist (either, a “Triggering Transaction”). The conversion price for the Conversion Shares in an automatic conversion shall be equal to:

(1) 75% of the price under the Triggering Transaction if within 120-days of the Issuance Date;

(2) 70% of the price under the Triggering Transaction if within 121 to 150-days of the Issuance Date;

(3) 65% of the price under the Triggering Transaction if more than 150-days of the Issuance Date.

(b) The Purchasers have the right to convert into Conversion Shares, in whole or in part, at any time after 180-days following the Issuance Date. The conversion price for the Conversion Shares in a voluntary conversion shall be equal to 65% of the volume weighted average price for the Company’s common stock during the 20-consecutive trading days preceding the conversion.

During the year ended December 31, 2024, notes with six investors not affiliated with the Company were amended with an increase in principal from $1,950,000 to $3,394,584, increase of interest rate from 7.5% to 10% and extended until March 31, 2025. A total of 234,000 shares of common stock were issued according to the note agreements or as additional consideration for the note amendment. During the six months ended June 30, 2025, the notes were extended to July 31, 2025, increasing principal to $3,734,042. A total of 54,316 shares of common stock were issued as additional consideration for the note extension. As of June 30, 2025, total principal and accrued interest on these six notes totaled $3,734,042 and $405,613, respectively.

Conditions of the note with one (1) Purchaser were amended several times (once under the MFN provision) resulting in an increase in principal from $50,000 to $98,074, increase of interest rate from 7.5% to 10% and extended until June 30, 2025. Additionally, the Company issued 30,832 shares of common stock in compliance with the MFN terms and 1,427 shares of common stock were issued as additional consideration for the note extension. Accrued interest as of June 30, 2025, was $10,352.

During the year ended December 31, 2024, the Company entered into ten convertible promissory note agreements in the aggregate amount of $736,511, of which $447,787 with the related parties. The Convertible Notes provided for a maturity of 10 and 12 months; 7.5%, 8% and 10% interest per annum. During the year ended December 31, 2024, conditions of the notes were amended under the Most Favored Nation (MFN) provision resulting in increase in principal to $1,047,321 (of which $631,811 with the related parties), increase of interest rate from 7.5% to 10% for all notes and extended until March 31, 2025. Additionally, the Company issued 240,482 shares of common stock in compliance with the MFN terms. During the six months ended June 30, 2025, the notes were extended to July 31, 2025, increasing principal to $1,152,052 (of which $694,992 with the related parties), A total of 17,127 shares of common stock were issued as additional consideration for the note extension. Accrued interest as of June 30, 2025, was $117,989.

During the six months ended June 30, 2025, the company entered into five convertible promissory note agreements in the aggregate amount of $105,000, of which $80,000 with the related parties. The Convertible Notes bear 10% interest per annum. During the six months ended June 30, 2025, the notes were extended to July 31, 2025, increasing principal to $115,500 (of which $22,000 with the related parties), A total of 1,680 shares of common stock were issued as additional consideration for the note extension. Accrued interest as of June 30, 2025, was $4,100.

During the six months ended June 30, 2025, the company entered into seven convertible promissory note agreements in the aggregate amount of $245,000, of which $50,000 with the related party. The Convertible Notes provided for a maturity of July 31, 2025 and bear 10% interest per annum. Accrued interest as of June 30, 2025, was $3,951.

Scheduled maturities of debt remaining as of June 30, 2025, for each respective fiscal year end are as follows:

2025	6,464,980
Total	$6,464,980

Note 4 – Debt

Promissory Notes Payable and Promissory Notes Payable - Related Party

In 2014 and 2016, the Company issued two promissory notes in the total principal amount of $70,000; a $40,000 Note issued Dec 19, 2014; and a $30,000 Note issued on March 29, 2016. Each note had a one-year maturity date; was governed by California law; bears interest at 10% per annum; and requires notice from the holder in order for the respective Note to be in default. The holder of each Note has failed to provide a notice of default under either Note. Further, enforceability of each Note is uncertain as California law has a 6-year statute of limitations (commences on the maturity date) to initiate a collection action on a note. At December 31, 2023, neither of the Notes was in default and the balance outstanding was $70,000.

During the year ended December 31, 2016, the Company issued two additional unsecured promissory notes and borrowed an aggregate amount of $80,000. $30,000 is represented by a note issued on Sept 23, 2016. This note had a one-year maturity date; was governed by California law; bears interest at 10% per annum; and requires notice from the holder in order to be in default. The holder of this Note has failed to provide a notice of default. Further, enforceability of this Note is uncertain as California law has a 6-year statute of limitations (commences on the maturity date) to initiate a collection action on a note. At December 31, 2023, this Note was not in default and the balance outstanding was $30,000. $50,000 is represented by a note issued on Nov 20, 2016. During the year ended December 31, 2022, total principal and accrued interest in the amount of $50,000 of principal and $27,972 of interest were converted into a $95,088 convertible note dated September 23, 2022. The replacement note was converted into shares of our common stock during the quarter ended December 31, 2022. As of December 31, 2023, the original $50,000 note was no longer issued and outstanding.

Accrued interest at December 31, 2023, on these notes totaled $134,414.

During the year ended December 31, 2024, the above-mentioned promissory notes were forgiven. The principal in the amount of $100,000 and accrued interest in the amount of $2,997 were exchanged by the new convertible note in the amount of $102,997. Accrued interest in the amount of $131,417 was forgiven by the noteholder.

During the year ended December 31, 2022, the Company entered into 5 promissory note agreements in the aggregate amount of $250,000, of which $175,000 with the related parties. The notes have a 1-year term, bear interest of 7% and 9% if paid in cash. During the year ended December 31, 2023, due dates of 4 promissory notes were extended for 7 – 9 months, of which 3 notes with related parties for $175,000. A total of 1,010,402   shares of common stock were issued to related party in connection with the agreement of the holder to extend the maturity date of a $100,000 note. The outstanding principal balance was $250,000 as of December 31, 2023. Accrued interest at December 31, 2023, these notes totaled $19,880.

During the year ended December 31, 2024:

●	On March 21, 2024, two (2) promissory note agreements with the related party in the aggregate amount of $75,000 and accrued interest in the amount of $2,710 were exchanged by a new convertible note.

●	On March 22, 2024, one (1) promissory note in the aggregate amount of $50,000 and accrued interest in the amount of $5,322 were forgiven by the noteholder. The noteholder was issued a new convertible note in exchange.

●	On March 22, 2024, one (1) promissory note agreement with the related party in the aggregate amount of $100,000 and accrued interest in the amount of $10,500 were forgiven by the noteholder. The noteholder was issued a new convertible note in exchange.

●	On March 28, 2024, one (1) promissory note agreement in the aggregate amount of $25,000 was amended with increase in principal to $35,471, increase of intertest rate from 9% to 10% and extended for 1 year. A total of 3,250 shares of common stock were issued as additional consideration for the note amendment. On October 23, 2024, the Company entered into a transaction that triggered certain most favored nations (MFN) provisions under the note. As such, the principal amount due under the note has increased resulting in a new principal amount of $46,113. Additionally, the Company issued 9,223 shares of common stock in compliance with the MFN terms. Accrued interest as of December 31, 2024, was $2,717.

●	Between May 16 and August 28, 2024, five (5) short-term promissory notes in the aggregate amount of $564,182 were issued to the related party. The notes beared interest of 8%. On September 30, 2024, these notes were consolidated into a new note with increase in principal to $733,436, increase of interest rate from 8% to 10% and 6-months term. A total of 146,687 shares of common stock were issued to a related party in connection with the agreement. The outstanding principal balance was $733,436 as of December 31, 2024. Accrued interest at December 31, 2024, on the note was $28,868.

During the year ended December 31, 2023, the Company entered into short-term promissory note agreement in the amount of $125,000. The note has a discount of $25,000. A total of 8,500,000 shares of common stock were issued as additional consideration for the issuance of the note evidencing the loan. On December 29, 2023, the promissory note was bought by another holder not affiliated with the Company, then exchanged by a new note on January 1, 2024, with an increase of principal to $175,000 and interest rate of 10%. During the year ended December 31, 2024, the note was extended to July 12, 2024, increasing principal to $225,000. A total of 22,500 shares of common stock were issued as additional consideration for the note extension. During the year ended December 31, 2024, the note was partially repaid in the amount of $150,000. The remaining principal in the amount of $75,000 and accrued interest in the amount of $32,551 were exchanged into a new promissory note. The new short-term promissory note in the amount of $107,551 bears interest of 10%. The outstanding principal balance was $107,551 as of September 30, 2024. During the year ended December 31, 2024, the note was extended to March 31, 2025, increasing principal to $139,817. A total of 27,963 shares of common stock were issued as additional consideration for the note extension. Accrued interest as of December 31, 2024, was $5,993.

During the year ended December 31, 2024, short-term promissory note in the amount of $99,098 was issued to the related party. The note bears interest of 10%. The outstanding principal balance was $99,098 as of December 31, 2024. Accrued interest as of December 31, 2024, was $358.

Convertible Notes Payable and Convertible Notes Payable – Related Party

In February 2023, the Company entered into a convertible promissory note agreement in the amount of $25,000 with a related party. The note had a 1-year term, beared interest of 9% and had a conversion price equal to the lesser of (1) the most recent issuance price; or, (2) closing price for the common stock on the maturity date. The outstanding principal balance was $25,000 as of December 31, 2023. Accrued interest as of December 31, 2023 was $1,881. During the year ended December 31, 2024, total principal in the amount of $25,000 and accrued interest in the amount of $2,574 were forgiven by the noteholder. The noteholder was issued new convertible note in exchange for the convertible note of $25,000 and a promissory note of $100,000.   The new note in the amount of $138,074 had a 1-year term, beared interest of 7.5%. During the year ended December 31, 2024, conditions of the issued note were amended under the Most Favored Nation (MFN) provision (see below).

During the year ended December 31, 2023, the Company entered into Note Purchase Agreements with seven investors not affiliated with the Company (the “Purchasers”) pursuant to which the Purchasers purchased from the Company convertible notes (the “Convertible Notes”) with an aggregate principal amount of $2,000,000. A total of 67,239 shares of common stock were issued according to the note agreements or as additional consideration for the issuance of the notes. The outstanding principal and accrued interest balances at December 31, 2023, were $2,000,000 and $95,396, respectively.

The Convertible Notes provide for a maturity of 12-months; 7.5% interest per annum; and no right to prepay during the first 6-months after the date of issuance (the “Issuance Date”). The Convertible Notes are convertible into shares of common stock of the Company (the “Conversion Shares”) as follows:

(a) The Convertible Notes automatically convert into Conversion Shares upon the shares of the Company’s common stock being listed on a higher exchange due to the (i) pricing and funding of an S-1 registration statement; or, (ii) the closing of a transaction resulting in the uplist (either, a “Triggering Transaction”). The conversion price for the Conversion Shares in an automatic conversion shall be equal to:

(1) 75% of the price under the Triggering Transaction if within 120-days of the Issuance Date;

(2) 70% of the price under the Triggering Transaction if within 121 to 150-days of the Issuance Date;

(3) 65% of the price under the Triggering Transaction if more than 150-days of the Issuance Date.

(b) The Purchasers have the right to convert into Conversion Shares, in whole or in part, at any time after 180-days following the Issuance Date. The conversion price for the Conversion Shares in a voluntary conversion shall be equal to 65% of the volume weighted average price for the Company’s common stock during the 20-consecutive trading days preceding the conversion.

During the year ended December 31, 2024, notes with six investors not affiliated with the Company were amended with an increase in principal from $1,950,000 to $3,394,584 , increase of interest rate from 7.5% to 10% and extended until March 31, 2025. A total of 234,000 shares of common stock were issued according to the note agreements or as additional consideration for the note amendment. As of December 31, 2024, total principal and accrued interest on these six notes totaled $3,394,584 and $227,398, respectively.

Conditions of the note with one (1) Purchaser were amended twice (once under the MFN provision) resulting in an increase in principal from $50,000 to $89,158, increase of interest rate from 7.5% to 10% and extended until March 31, 2025. Additionally, the Company issued 30,832 shares of common stock in compliance with the MFN terms. Accrued interest as of December 31, 2024, was $5,233.

During the year ended December 31, 2024, the Company entered into ten convertible promissory note agreements in the aggregate amount of $736,511, of which $447,787 with the related parties. The Convertible Notes provided for a maturity of 10 and 12 months; 7.5%, 8% and 10% interest per annum. During the year ended December 31, 2024, conditions of the notes were amended under the Most Favored Nation (MFN) provision resulting in increase in principal to $1,047,321 (of which $631,811 with the related parties), increase of interest rate from 7.5% to 10% for all notes and extended until March 31, 2025. Additionally, the Company issued 240,482 shares of common stock in compliance with the MFN terms. Accrued interest as of December 31, 2024, was $46,866.

Scheduled maturities of debt remaining as of December 31, 2024, for each respective fiscal year end are as follows:

2025	5,549,527
Total	$5,549,527